Segment and Revenue Analysis - Schedule of Net Revenues Generated from Different Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Less: Sales tax and additional surcharge	$ (6,325)	$ (1,892)
Total net revenue from continuing operations	1,251,259	563,726	754
China [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	1,188,848	512,157	754
U.S. [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	$ 68,736	$ 53,461